FINANCIAL INVESTORS TRUST

SUPPLEMENT DATED JANUARY 25, 2017 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE

CLOUGH CHINA FUND (THE "FUND") DATED FEBRUARY 28, 2016

Effective January 25, 2017, Eric Brock is no longer serving as a Co-Manager of the Fund. Therefore, all references to Eric Brock in the Summary Prospectus, Prospectus and Statement of Additional Information are hereby deleted as of that date. Francoise Vappereau and Brian Chen will remain as Co-Managers of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.